SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 19, 2014 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Number of option
Exercised | shares			(3,572,880)	(3,572,880)
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1 | shares			7,076,760	7,076,760	12,580,280	12,580,280	0	0
Granted | shares			7,553,980	7,553,980	5,000,000	5,000,000	12,580,280	12,580,280
Forfeited | shares			0	0	0	0	0	0
Exercised | shares			(1,224,180)	(1,224,180)	(10,503,520)	(10,503,520)	0	0
Outstanding, December 31 | shares	0		13,406,560	13,406,560	7,076,760	7,076,760	12,580,280	12,580,280
Vested and expected to vest at December 31 | shares			13,406,560		7,076,760		12,580,280
Exercisable at December 31, | shares			13,406,560		0		0
Weighted average grant date fair value per share
Outstanding, January 1			$ 1.15		$ 0.96		$ 0.00
Granted			0.76		1.41		0.00
Forfeited			0.00		0.00		0.00
Exercised			1.41		1.05		0.96
Outstanding, December 31	$ 0.00		0.93		1.15		0.96
Vested and expected to vest at December 31			0.93		1.15		0.96
Exercisable at December 31			$ 0.93		$ 0.00		$ 0.00
Weighted average remaining contractual year
Outstanding			8 years 6 months 7 days	8 years 6 months 7 days	8 years 11 months 27 days	8 years 11 months 27 days	9 years 7 months 17 days	9 years 7 months 17 days
Granted			9 years 4 days	9 years 4 days	9 years 5 months 27 days	9 years 5 months 27 days	9 years 7 months 17 days	9 years 7 months 17 days
Vested and expected to vest at December 31			8 years 6 months 7 days	8 years 6 months 7 days	8 years 11 months 27 days	8 years 11 months 27 days	9 years 7 months 17 days	9 years 7 months 17 days
Exercisable at December 31			8 years 6 months 7 days	8 years 6 months 7 days
Aggregated intrinsic value
Outstanding, January 1 | $			$ 5,364		$ 12,719		$ 0
Granted | $			6,496		3,790		12,719
Forfeited | $			0		0		0
Exercised | $			1,053		0		0
Outstanding, December 31 | $	$ 0		11,530		5,364		12,719
Vested and expected to vest at December 31 | $			11,530		5,364		12,719
Exercisable at December 31 | $			$ 11,530		$ 0		$ 0
Employees and Directors [Member]
Number of option
Outstanding, January 1 | shares			35,474,100	35,474,100	41,987,560	41,987,560	55,382,320	55,382,320
Granted | shares			0	0	0	0	0	0
Forfeited | shares			(5,900,000)	(5,900,000)	0	0	(12,500,000)	(12,500,000)
Exercised | shares			(3,572,880)	(3,572,880)	(6,513,460)	(6,513,460)	(894,760)	(894,760)
Outstanding, December 31 | shares	55,382,320		26,001,220	26,001,220	35,474,100	35,474,100	41,987,560	41,987,560
Vested and expected to vest at December 31 | shares			26,001,220		35,474,100		41,987,560
Exercisable at December 31, | shares			26,001,220		32,524,100		37,006,200
Weighted average exercise price
Outstanding, January 1			$ 1.07		$ 1.04		$ 1.21
Granted		$ 3.232	0.00		0.00		0.00
Forfeited			1.74		0.00		1.79
Exercised			0.69		0.92		0.93
Outstanding, December 31	$ 1.21		0.96		1.07		1.04
Vested and expected to vest at December 31			0.96		1.07		1.04
Exercisable at December 31			0.96		1.00		0.95
Weighted average grant date fair value per share
Outstanding, January 1			1.17		1.18		1.12
Granted			0.00		0.00		0.00
Forfeited			0.92		0.00		0.90
Exercised			0.97		1.28		1.28
Outstanding, December 31	$ 1.12		1.25		1.17		1.18
Vested and expected to vest at December 31			1.25		1.17		1.18
Exercisable at December 31			$ 1.25		$ 1.19		$ 1.22
Weighted average remaining contractual year
Outstanding	2 years 7 months 24 days		8 months 16 days	8 months 16 days	11 months 9 days	11 months 9 days	1 year 7 months 2 days	1 year 7 months 2 days
Vested and expected to vest at December 31			8 months 16 days	8 months 16 days	11 months 9 days	11 months 9 days	1 year 7 months 2 days	1 year 7 months 2 days
Exercisable at December 31			8 months 16 days	8 months 16 days	10 months 2 days	10 months 2 days	1 year 6 months 11 days	1 year 6 months 11 days
Aggregated intrinsic value
Outstanding, January 1 | $			$ 2,078		$ 3,986		$ 22,634
Granted | $			0		0		0
Forfeited | $			0		0		0
Exercised			921	¥ 6,415	0	¥ 2,284	0	¥ 479
Outstanding, December 31 | $	$ 22,634		1,590		2,078		3,986
Vested and expected to vest at December 31 | $			1,590		2,078		3,986
Exercisable at December 31 | $			$ 1,590		$ 2,078		$ 3,986